PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
PROVISIONS
Schedule of provisions

	Reclamation and
	remediation
	obligations (i)	Other	Total
Balance at January 1, 2022	$867.0	$70.9	$937.9
Additions	31.8	10.4	42.2
Reductions	(38.2)	(52.4)	(90.6)
Reclamation spending	(20.6)	—	(20.6)
Accretion	25.5	—	25.5
Reclamation expense	23.5	—	23.5
Disposals(a)	(110.0)	(1.2)	(111.2)
Balance at December 31, 2022	$779.0	$27.7	$806.7

Current portion	50.4	0.4	50.8
Non-current portion	728.6	27.3	755.9
	$779.0	$27.7	$806.7

(a)

On June 15, 2022, the Company announced that it had completed the sale of its Russian operations (see Note 6ii), and on August 10, 2022, the Company announced that it had completed the sale of its Chirano operations (see Note 6iii).